Prepaids and other receivables	12 Months Ended
Sep. 30, 2021
Prepaids And Other Receivables
Prepaids and other receivables

6. Prepaids and other receivables

As at September 30, 2021, the amount of prepaid insurance premiums and marketing fees was $998,489 (2020: $Nil) and $296,208 (2020: $Nil), respectively. A portion of the prepaid marketing fee was satisfied by the issuance of 75,000 common shares of the Company (Note 12). On September 30, 2021, the amount of other tax receivable was $303,748 (2020: $Nil).